Investments in Associates - Narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Feb. 27, 2008	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of associates [line items]
Investments in associates		R 111	R 125	R 126
Redemption of preference shares from associates		R 0	R 0	R 36
Pamodzi
Disclosure of associates [line items]
Ownership interest (as a percent)	32.40%
Investments in associates	R 345
Rand Refinery
Disclosure of associates [line items]
Ownership interest (as a percent)		10.38%